Note 31 - Loan Note Instruments - Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Non-current		$ 0
Amounts received	$ 1,970	6,895	$ 0
Motapa [member]
Statement Line Items [Line Items]
Interest paid	0	619
Finance cost accrued	0	619
Solar loan notes, February 2, 2023 [member]
Statement Line Items [Line Items]
Interest paid	846	549
Interest accrued and not yet paid	846	549
Borrowings	9,168	7,112	$ 0
Current	855	665
Non-current	8,313	6,447
Balance	7,112	0
Amounts received	2,000	7,000
Transaction costs	(30)	(105)
Finance cost accrued	846	549
Repayment - finance cost paid	(760)	(332)
Loan notes [member]
Statement Line Items [Line Items]
Interest accrued and not yet paid	846	1,168
Borrowings	9,168	7,112
Current	855	665
Non-current	8,313	$ 6,447
Balance	$ 7,112